SHARE CAPITAL - Disclosure of number of issued and outstanding stock options (Details) - Stock Options [Member]	12 Months Ended
	Sep. 30, 2022 shares $ / shares	Sep. 30, 2021 shares	Sep. 30, 2020 shares	Sep. 30, 2019 shares
Disclosure of classes of share capital [line items]
Options Outstanding and Exercisable, Number of options	915,807	1,025,807	150,000	0
Options Outstanding and Exercisable, Remaining life (Years)	3 years 4 months 20 days	4 years 3 months 10 days
September 21, 2024 [Member]
Disclosure of classes of share capital [line items]
Options Outstanding and Exercisable, Number of options	8,807
Options Outstanding and Exercisable, Exercisable	8,807
Options Outstanding and Exercisable, Exercise price | $ / shares	$ 7.64
Options Outstanding and Exercisable, Remaining life (Years)	1 year 11 months 23 days
July 23, 2025 [Member]
Disclosure of classes of share capital [line items]
Options Outstanding and Exercisable, Number of options	150,000
Options Outstanding and Exercisable, Exercisable	150,000
Options Outstanding and Exercisable, Exercise price | $ / shares	$ 1.25
Options Outstanding and Exercisable, Remaining life (Years)	2 years 9 months 21 days
November 17, 2025 [Member]
Disclosure of classes of share capital [line items]
Options Outstanding and Exercisable, Number of options	357,000
Options Outstanding and Exercisable, Exercisable	122,333
Options Outstanding and Exercisable, Exercise price | $ / shares	$ 1.25
Options Outstanding and Exercisable, Remaining life (Years)	3 years 1 month 17 days
April 28, 2026 [Member]
Disclosure of classes of share capital [line items]
Options Outstanding and Exercisable, Number of options	240,000
Options Outstanding and Exercisable, Exercisable	80,000
Options Outstanding and Exercisable, Exercise price | $ / shares	$ 7.6
Options Outstanding and Exercisable, Remaining life (Years)	3 years 6 months 29 days
June 15, 2026 [Member]
Disclosure of classes of share capital [line items]
Options Outstanding and Exercisable, Number of options	80,000
Options Outstanding and Exercisable, Exercisable	20,000
Options Outstanding and Exercisable, Exercise price | $ / shares	$ 7.6
Options Outstanding and Exercisable, Remaining life (Years)	3 years 8 months 15 days
September 6, 2027 [Member]
Disclosure of classes of share capital [line items]
Options Outstanding and Exercisable, Number of options	80,000
Options Outstanding and Exercisable, Exercisable	20,000
Options Outstanding and Exercisable, Exercise price | $ / shares	$ 2.46
Options Outstanding and Exercisable, Remaining life (Years)	4 years 11 months 8 days